SEGMENT AND GEOGRAPHIC INFORMATION - Sales by Geographical Area (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of geographical areas [line items]
Sales	$ 38,467	$ 39,184
Total Americas
Disclosure of geographical areas [line items]
Sales	14,769	14,434
United States
Disclosure of geographical areas [line items]
Sales	8,472	8,052
Brazil
Disclosure of geographical areas [line items]
Sales	2,580	2,388
Canada
Disclosure of geographical areas [line items]
Sales	1,595	1,707
Mexico
Disclosure of geographical areas [line items]
Sales	1,056	1,059
Argentina
Disclosure of geographical areas [line items]
Sales	465	580
Others Americas
Disclosure of geographical areas [line items]
Sales	601	648
Total Europe
Disclosure of geographical areas [line items]
Sales	19,492	20,214
Germany
Disclosure of geographical areas [line items]
Sales	3,254	3,527
France
Disclosure of geographical areas [line items]
Sales	2,321	2,399
Poland
Disclosure of geographical areas [line items]
Sales	2,108	2,387
Spain
Disclosure of geographical areas [line items]
Sales	2,139	2,343
Italy
Disclosure of geographical areas [line items]
Sales	2,368	1,675
Turkey
Disclosure of geographical areas [line items]
Sales	770	941
Czech Republic
Disclosure of geographical areas [line items]
Sales	755	935
United Kingdom
Disclosure of geographical areas [line items]
Sales	784	756
Belgium
Disclosure of geographical areas [line items]
Sales	722	673
Russia
Disclosure of geographical areas [line items]
Sales	487	656
Netherlands
Disclosure of geographical areas [line items]
Sales	591	614
Romania
Disclosure of geographical areas [line items]
Sales	408	354
Others Europe
Disclosure of geographical areas [line items]
Sales	2,785	2,954
Total Asia & Africa
Disclosure of geographical areas [line items]
Sales	4,206	4,536
South Africa
Disclosure of geographical areas [line items]
Sales	1,224	1,555
Morocco
Disclosure of geographical areas [line items]
Sales	296	334
Egypt
Disclosure of geographical areas [line items]
Sales	184	104
Rest of Africa
Disclosure of geographical areas [line items]
Sales	694	549
China
Disclosure of geographical areas [line items]
Sales	368	311
Kazakhstan
Disclosure of geographical areas [line items]
Sales	226	275
South Korea
Disclosure of geographical areas [line items]
Sales	195	173
India
Disclosure of geographical areas [line items]
Sales	54	54
Rest of Asia
Disclosure of geographical areas [line items]
Sales	$ 965	$ 1,181